Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 685,658	$ 720,907
Impairment for the year		150	138
Ending balance		628,974	685,658
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,104,739	1,133,504
Acquisitions through business combination		9,920
Additions/Adjustment	[1]	9,412	9,812
Disposals		(2,537)	(5,392)
Effect of movements in foreign exchange rates		(71,717)	(33,185)
Ending balance		1,049,817	1,104,739
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(419,081)	(412,597)
Amortization for the year		(21,150)	(23,335)
Impairment for the year		150	138
Disposals		2,533	5,375
Effect of movements in foreign exchange rates		17,005	11,614
Ending balance		(420,843)	(419,081)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		601,151	619,874
Ending balance		561,503	601,151
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		880,323	907,252
Acquisitions through business combination		8,558
Effect of movements in foreign exchange rates		(55,218)	(26,929)
Ending balance		833,663	880,323
Goodwill [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(279,172)	(287,378)
Effect of movements in foreign exchange rates		7,012	8,206
Ending balance		(272,160)	(279,172)
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,321	5,825
Ending balance		2,801	4,321
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		10,581	10,871
Effect of movements in foreign exchange rates		(738)	(290)
Ending balance		9,843	10,581
Customer Relationship [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(6,260)	(5,046)
Amortization for the year		(1,202)	(1,347)
Effect of movements in foreign exchange rates		420	133
Ending balance		(7,042)	(6,260)
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		237	310
Ending balance		159	237
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		901	916
Effect of movements in foreign exchange rates		(32)	(15)
Ending balance		869	901
Non-Compete [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(664)	(606)
Amortization for the year		(60)	(64)
Effect of movements in foreign exchange rates		14	6
Ending balance		(710)	(664)
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		18,163	19,090
Ending balance		18,480	18,163
Technology Related Development Cost [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		70,359	68,889
Acquisitions through business combination		1,052
Additions/Adjustment	[1]	7,654	8,744
Disposals		(1,868)	(5,392)
Effect of movements in foreign exchange rates		(5,170)	(1,882)
Ending balance		72,027	70,359
Technology Related Development Cost [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(52,196)	(49,799)
Amortization for the year		(6,864)	(9,091)
Disposals		1,868	5,375
Effect of movements in foreign exchange rates		3,645	1,319
Ending balance		(53,547)	(52,196)
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		58,847	73,302
Ending balance		43,137	58,847
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		132,473	136,276
Acquisitions through business combination		304
Effect of movements in foreign exchange rates		(9,747)	(3,803)
Ending balance		123,030	132,473
Brand /Trade Mark [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(73,626)	(62,974)
Amortization for the year		(11,559)	(12,420)
Effect of movements in foreign exchange rates		5,292	1,768
Ending balance		(79,893)	(73,626)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		422	810
Ending balance		493	422
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		5,069	5,196
Acquisitions through business combination		6
Additions/Adjustment	[1]	274	22
Disposals		(669)
Effect of movements in foreign exchange rates		(344)	(149)
Ending balance		4,336	5,069
Software [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(4,647)	(4,386)
Amortization for the year		(179)	(390)
Disposals		665
Effect of movements in foreign exchange rates		318	129
Ending balance		(3,843)	(4,647)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		638
Ending balance		521	638
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		661
Additions/Adjustment	[1]	1,183	671
Effect of movements in foreign exchange rates		(45)	(10)
Ending balance		1,799	661
Other [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(23)
Amortization for the year		(1,286)	(23)
Effect of movements in foreign exchange rates		31
Ending balance		(1,278)	(23)
Intangible Assets Under Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,879	1,696
Ending balance		1,880	1,879
Intangible Assets Under Development [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	[1]	4,372	4,104
Additions/Adjustment	[1]	301	375
Effect of movements in foreign exchange rates	[1]	(423)	(107)
Ending balance	[1]	4,250	4,372
Intangible Assets Under Development [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(2,493)	(2,408)
Impairment for the year		150	138
Effect of movements in foreign exchange rates		273	53
Ending balance		$ (2,370)	$ (2,493)

[1]	Represents addition of USD 8,882 (March 31, 2022: USD 8,887) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 8,581 (March 31, 2022: USD 8,512).